UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
  	                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 Ironbound Capital Management LP
Address: 5 Vaughn Drive
	 Suite 106
	 Princeton, NJ 08540

13F File Number:	28-11572

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Brian A. Sattinger
Title:  Chief Financial Officer
Phone:  609-951-5005

Signature, Place, and Date of Signing:
Brian A. Sattinger	Princeton, New Jersey	February 14, 2007

Report Type (Check only one.):
	[X]        13F HOLDINGS REPORT.
	[ ]        13F NOTICE.
	[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:   	0
Form 13F Information Table Entry Total: 16
Form 13F Information Table Value Total: $505,799

List of Other Included Managers:

FORM 13F INFORMATION TABLE
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER            VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS       SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APOLLO GROUP INC               CL A             037604105     3897   100000 SH       SOLE                   100000        0        0
ARACRUZ CELULOSE S A           SPON ADR PFD B   038496204     9041   147700 SH       SOLE                   147700        0        0
CANADIAN NAT RES LTD           COM              136385101    46566   874800 SH       SOLE                   874800        0        0
CIMAREX ENERGY CO              COM              171798101    24535   672200 SH       SOLE                   672200        0        0
COMMUNITY HEALTH SYS INC NEW   COM              203668108    50288  1377000 SH       SOLE                  1377000        0        0
EATON VANCE CORP               COM NON VTG      278265103    31511   954600 SH       SOLE                   954600        0        0
MACQUARIE INFRASTRUCTURE CO    SH BEN INT       55607X108    25627   722300 SH       SOLE                   722300        0        0
MELLON FINL CORP               COM              58551A108    35701   847000 SH       SOLE                   847000        0        0
NEXEN INC                      COM              65334H102    61100  1110900 SH       SOLE                  1110900        0        0
PETRO-CDA                      COM              71644E102    41294  1006200 SH       SOLE                  1006200        0        0
ST JOE CO                      COM              790148100    56940  1062900 SH       SOLE                  1062900        0        0
SANOFI AVENTIS                 SPONSORED ADR    80105N105     8311   180000 SH       SOLE                   180000        0        0
SUNCOR ENERGY INC              COM              867229106    16445   208400 SH       SOLE                   208400        0        0
TALISMAN ENERGY INC            COM              87425E103    36071  2123100 SH       SOLE                  2123100        0        0
TEMPLE INLAND INC              COM              879868107    27581   599200 SH       SOLE                   599200        0        0
VOTORANTIM CELULOSE E PAPEL    SPONSORED ADR    92906P106    30892  1575300 SH       SOLE                  1575300        0        0